Merger with MabVax Therapeutics, Inc (Details Narrative) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 08, 2014 USD ($) $ / shares shares	Dec. 31, 2015
Business Acquisition [Line Items]
Merger agreement, entry date		May 12, 2014
Merger agreement, effective date		Jul. 08, 2014
Mab Vax [Member]
Business Acquisition [Line Items]
Common stock exchange ratio		2.223284
Ownership percentage of MabVax equity holders		85.00%
Ownership percentage of former Telik equity holders		15.00%
Purchase price consideration | $	$ 6,416
Business acquisition, common stock closing price | $ / shares	$ 82.88
Business acquisition, common stock shares | shares	572,887